Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Mar. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, Shares authorized	6,000	6,000
Preferred stock, Shares issued	0	0
Preferred stock, Shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, Shares authorized	500,000	500,000
Common stock, Shares issued	88,711	87,838
Common stock, Shares outstanding	88,711	87,838
Additional paid-in capital, offering costs (in dollars)	$ 65,550	$ 65,322